Inventories net (Tables)	12 Months Ended
Sep. 30, 2025
Inventories net
Schedule of inventory
	As of	As of
	September 30,	September 30,
	2025	2024
Raw materials	-	$331,311
Packaging materials	-	70,052
Finished goods	1,544,462	5,102,711
Inventory	1,544,462	5,504,074
Less: Allowance for inventory reserve	-	(13,197)
Inventory, net	$1,544,462	$5,490,877